Commitments and Contingencies - Schedule of Purchase Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 301
2016	301
2017	301
2018	293
2019	191
Total Purchase commitments	$ 1,387